SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
3	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the preparation of Credicorp’s consolidated financial statements are set out below:
a)	Basis of presentation, use of estimates and changes in accounting policies -

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements as of December 31, 2022 and 2021 have been prepared following the historical cost criteria, except for investments at fair value through profit or loss, investments at fair value through other comprehensive income, financial assets designated at fair value through profit or loss, derivative financial instruments, and financial liabilities at fair value through profit or loss; which have been measured at fair value.

The consolidated financial statements are presented in Soles (S/), which is the functional currency of the Group, see paragraph (c) below, and values are rounded to thousands of soles, unless otherwise stated.
The preparation of the consolidated financial statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of significant events in notes to the consolidated financial statements.
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. The final results could differ from said estimates; however, the Management expects that the variations, if any, will not have a material impact on the consolidated financial statements.
The most significant estimates included in the accompanying consolidated financial statements are related to the calculation of the allowance of the expected credit loss on loan portfolio, the valuation of investments, the technical reserves for insurance claims and premiums, the impairment of goodwill , the expected credit loss for investments at fair value through other comprehensive income and investments at amortized cost, the valuation of share-based payment plans and the valuation of derivative financial instruments.
Furthermore, there are other estimates, such as the estimated useful life of intangible assets, property, furniture and equipment and the deferred income tax assets and liabilities. The accounting criteria used for said estimates are described below.
The Group has adopted the following standards and amendments for the first time for its annual period beginning on or after January 1, 2022, as described below:

(i)	Amendments to IAS16 - Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the Board of International Accounting Standards Board issued the Property, Plant and Equipment rule: Proceeds before Intended Use, which prohibits companies from deducting from the cost of an article of Property, Plant and Equipment any product of the sale of articles produced while said asset is transported to the location and the conditions are adequate for it to operate in the manner foreseen by the administration. Instead, an entity must recognize the product of the sale of said articles and the costs of production of the same in the profit and loss statement. These amendments take effect on January 1, 2022 and must be applied retrospectively to articles of property, plant and equipment that are made available for use on or after the beginning with the first period that the entity applied the amendment for the first time.

This amendment had no impact on the consolidated financial statements.

(ii)	Amendments to IFRS 3 - Reference to the Conceptual Framework -

Minor amendments were made to IFRS 3 Business combinations to update references to the Conceptual Framework for Financial Information and add an exception to recognize liabilities and contingent liabilities within the scope of IAS37 Provisions, Contingent Liabilities and the Interpretation IFRIC 21 Levies.

The amendments also confirm that active contingent assets should not be recognized on the date of acquisition. The amendment will be effective for annual reporting periods on or after January 1, 2022.

This amendment had no impact on the consolidated financial statements.

(iii)	Onerous Contracts - Cost of Fullfilling a Contract - Amendments to IAS37 -

In May 2020, the Board of International Accounting Standards Board issued amendments to IAS 37 to specify which cost an entity must include when assessing if a contract is onerous or generates losses. The amendment to IAS37 clarifies that the direct costs of complying with a contract include both the incremental costs of complying with the contract and the assignment of other costs directly required to comply with the contracts. Prior to recognizing a separate provision for the onerous contract, the entity will recognize any loss for impairment that occurred relative to the assets used to comply with the contract.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022.

This amendment had no impact on the consolidated financial statements.

(iv)	Annual improvements to the IFRS 2018 - 2020 Cycle -

As part of its annual improvements 2018-2020 to the standard process of IFRS, in May 2020, the Board for International Accounting Standards Board issued the following amendments:

-	IFRS 9 Financial Instruments - clarifies that commissions must be included in the 10.0 percent test for derecognition of financial liabilities.

-
IFRS 16 Leases - amendment to the illustrative example 13 to eliminate the example of lessor payment related to improvements in the object of leasing to eliminate any confusion regarding the treatment of leasing incentives.

-
IFRS 1 First-time Adoption of International Financial Reporting Standards  - allows entities that have measured their assets and liabilities at carrying amount on  their headquarters’ books to also measure any accumulative translation using the amounts reported by the parent company. This amendment will also apply to associates and joint ventures that have taken the same expectation to IFRS 1.

-
IAS41 Agriculture - elimination of the requirement that entities exclude cash flows of taxes when it measures the reasonable value according to IAS41. The objective of this amendment is to align with the standard’s requirement to discount after-tax cash flows.

These amendments will be effective for annual reporting periods beginning on or after January 1, 2022 with early adoption.

These amendments had no impact on the consolidated financial statements.

In 2021, the Group adopted the following amendments:

(i)	Interest Rate Benchmark Reform - Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16 -

In August 2020, the IASB made amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16, to address issues that may arise from the Interest Rate Benchmark Reform including the replacement of an interest rate with an alternative.

These amendments provide the following practical applications:

-
By changing the basis for determining the contractual cash flows for financial assets and liabilities (including lease liabilities), the practical application has the effect that the changes, which are necessary as a consequence of the LIBOR reform and which are considered economically equivalent, will not result in an immediate gain or loss in results.

-
The practical application regarding hedge accounting will allow most of the hedging relationships (whether they come from IAS 39 or IFRS 9) that are directly affected by the LIBOR reform to be able to be maintained. However, there may be some additional ineffectiveness that needs to be recognized.

As of December 31, 2022 and 2021, it has not any significant effect on the consolidated financial statements
In 2020, the accounting standards adopted by the Group have not had any significant effect on its consolidated financial statements.
b)	Basis of consolidation -

Investment in subsidiaries -
The consolidated financial statements comprise the financial statements of Credicorp and its Subsidiaries for all the years presented.
Under IFRS 10 “Consolidated Financial Statements”, all entities over which the Group has control are subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Group controls an investee if and only if the Group has:
-	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
-	Exposure, or rights, to variable returns from its involvement with the investee, and
-	The ability to use its power over the investee to affect its returns.

There is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
-	The contractual arrangement with the other vote holders of the investee.
-	Rights arising from other contractual arrangements.
-	The Group’s voting rights and potential voting rights.

The Group assesses whether or not it controls an investee if the facts and circumstances indicate that there are changes in any of the elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. The consolidated financial statements include assets, liabilities, income and expenses of Credicorp and its subsidiaries.
Profit or loss for the period and each component of the other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interest, even if this results in the non-controlling interest with a negative balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
Assets in custody or managed by the Group, such as investment funds and private pension funds (AFP funds) and others, are not part of the Group’s consolidated financial statements, Note 3(ab).
Transactions with non-controlling interest -
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction and any resulting difference between the price paid and the price for which non-controlling interests are adjusted is recognized directly in the consolidated statement of changes in net equity.
The Group does not record any additional goodwill after the purchase of the non-controlling interest, nor does it recognize a gain or loss from the sale of the non-controlling interest.
Loss of control -
If the Group loses control over a subsidiary, it derecognizes the carrying amount of the related assets (including goodwill) and liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any residual investment retained is recognized at fair value.
Investments in associates -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but without exercising control over said policies.
The Group’s investments in its associates are recognized initially at cost and are subsequently accounted for using the equity method. They are included in “Other assets” in the consolidated statement of financial position; the returns resulting from the use of the equity method of accounting are included in “Net gain on securities” in the consolidated statement of income.
As of December 31, 2022 and 2021, Credicorp maintains direct interest in the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):
Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	211,585,283	218,429,760	181,786,223	191,639,807	29,799,060	26,789,953	4,598,002	3,664,520
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	15,898,833	16,486,493	13,499,252	14,188,938	2,399,581	2,297,555	445,603	(130,491)
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	9,536,197	11,688,283	7,643,879	9,508,250	1,892,318	2,180,033	228,474	188,060
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	4,504,629	4,692,121	3,559,262	3,701,411	945,367	990,710	31,089	81,992
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	388	105,733	4	104,703	384	1,030	(646)	(254)

(i)
Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. We present the individual or consolidated figures of their financial statements of its main subsidiaries in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	193,278,232	199,307,837	170,005,995	178,545,004	23,272,237	20,762,833	4,683,775	3,662,192
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.92	99.96	12,740,036	13,839,856	11,826,789	12,952,609	913,247	887,247	80,377	80,752
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	734,966	839,772	238,177	265,185	496,789	574,587	109,511	146,057
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	242,754	158,328	90,186	43,140	152,568	115,188	(124,748)	(34,362)

a)
BCP was established in 1889 and its activities are regulated by the Peruvian Banking Regulator (Superintendencia de Banca, Seguros y AFP – SBS (the authority that regulates banking, insurance and pension funds activities in Peru, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Peru oriented towards the micro and small business sector. As of December 31, 2022, the assets, liabilities, equity and net result of Mibanco amount to approximately S/17,225.4 million, S/14,444.8 million, S/2,780.6 million and S/424.9 million, respectively (S/16,162.6 million, S/13,799.6 million, S/2,363.0 million, and S/266.3 million, respectively December 31, 2021).

b)
Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was incorporated in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its main Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2022, the assets, liabilities, equity and net result of BCB were approximately S/12,697.8 million, S/11,838.0 million, S/859.8 million and S/68.0 million, respectively (S/13,799.8 million, S/ 12,964.8 million, S/835.0 million and S/72.3 million, respectively as of December 31, 2021).
c)	Prima AFP is a private pension fund, and its activities are regulated by the SBS.

d)
Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was incorporated in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Its main subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank in August 2021, see Note 2(a)), which was incorporated in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)
Credicorp Capital Ltd. was incorporated in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	2,889,479	3,288,924	2,322,263	2,608,445	567,216	680,479	16,198	51,723
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	1,194,663	1,121,622	1,000,676	933,173	193,987	188,449	12,658	(6,108)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	374,768	259,348	230,261	135,937	144,507	123,411	5,268	31,046

a)
Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020. This subsidiary is focused on the activities of commission agents and securities brokers. Likewise, Mibanco – Banco de la Microempresa de Colombia S.A (hereinafter Mibanco Colombia before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020. This subsidiary is focused on granting loans to the micro and small business sector. As of December 31, 2022, and 2021, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	100.00	100.00	1,050,130	1,544,956	898,518	1,378,697	151,612	166,259	33,045	37,147
MiBanco – Banco de la Microempresa de Colombia S.A.	87.69	85.58	1,530,270	1,392,887	1,289,569	1,158,575	240,701	234,312	13,513	43,042

b)
Credicorp Holding Chile was incorporated in Chile on July 18, 2012. It aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)
Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, It aims to be the Peruvian holding of investment banking. Its main subsidiary is Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)
CCR Inc. was incorporated in the year 2000. Its main activity is to manage loans granted to BCP by foreign financial entities, see note 17(viii). These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.

(i)
c)	Functional, presentation and foreign currency transactions -

(i)	Functional and presentation currency -

Credicorp and its Subsidiaries which operate in Peru consider the sol as their functional and presentation currency since it reflects the nature of the economic events and relevant circumstances for most of the Group´s entities, given the fact their major transactions and/operations, such as: loans granted, financing obtained, sale of insurance premiums, interests and similar income, interest and similar expenses, as well as a significant percentage of their purchases; they are agreed and settled in soles.
(ii)	Transactions and balances in foreign currency -

Foreign currency transactions are those carried out in currencies other than the functional currency. These transactions are initially recorded by Group entities at the exchange rates of their functional currencies at the transaction dates. Monetary assets and liabilities denominated in foreign currency are adjusted at the exchange rate of the functional currency prevailing at the date of the consolidated statement of financial position.
The differences arising from the exchange rate prevailing at the date of each consolidated statement of financial position presented and the exchange rate initially used in recording transactions are recognized in the consolidated statement of income in the year in which they occur, in “Net gain from exchange differences”, except for those that comprise monetary items that are part of a hedging strategy for a net investment abroad, said accumulated difference is recognized in the item “Exchange differences on translation of foreign operations” in the consolidated statement of comprehensive income. Non-monetary assets and liabilities acquired in foreign currency are recorded at the exchange rate prevailing at the initial transaction date and are not subsequently adjusted.
(iii)	Group entities with functional currency other than the presentation currency -

Given that the Group’s entities in Colombia, Chile, Cayman Islands, Panama and Bolivia, Mexico, United States of America, Spain and Mexico have a functional currency different from Sol, the balances were translated into Soles for consolidation purposes in accordance with IAS 21, “The Effects of Changes in Foreign Exchange Rates” as follows:
-	Assets and liabilities, at the closing exchange rate prevailing at the date of each consolidated statement of financial position.
-	Income and expense, at the average exchange rate for each month of the year.

All resulting exchange differences were recognized within “Exchange differences on translation of foreign operations”, including the differences in financial instruments designated as accounting hedges of said investments, in the consolidated statement of comprehensive income.
d)	Recognition of income and expenses from banking activities -

Effective interest rate method:
Interest income is recorded using the effective interest rate (EIR) method for all financial instruments measured at amortized cost and at fair value through other comprehensive income. Interest expenses corresponding to liabilities measured at amortized cost are also recorded using the EIR.
The EIR is the rate that exactly discounts future cash flows that are estimated to be paid or received during the life of the instrument or a shorter period, if appropriate, to the gross carrying amount of the financial asset or financial liability. The EIR (and, therefore, the amortized cost of the financial asset or liability) is calculated considering any discount, premium and transaction costs that are an integral part of the effective interest rate of the financial instrument, but the expected credit loss are not included.
Interest income and expenses:
The Group calculates interest income by applying the EIR to the gross carrying amount of those financial assets that are not impaired.
When a financial asset becomes impaired and, therefore, is considered in Stage 3 (as set out in Note 3(i) impairment of financial assets), the Group calculates interest income by applying the interest rate effective at the carrying amount of the asset, net of its provision for credit loss. If the evidence that the criteria for the recognition of the financial asset in Stage 3 are no longer met, the Group recalculates interest income in gross terms.
Interest income and expenses accrued from all financial instruments that generate interest, including those related to financial instruments carried at fair value through profit or loss, are recorded under the heading “Interest and similar income” and “Interest and similar expenses” in the consolidated statement of income.
Dividends:
Dividends are recorded as income when they are declared.
Commissions and fees:
Commission income (which is not an integral part of the EIR) and fees are recorded as they accrue. Commissions and fees include, among others, the commission charged for the banking service in general such as account maintenance, shipping, transfers, loan syndication fees and contingent credit fees.
Other income and expenses:
All other income and expenses are recorded in the period in which the performance obligation is satisfied.
e)	Insurance activities -

Product classification:
Insurance contracts are those contracts in which the Group (the insurer) has accepted a significant insurance risk from the counterparty (the policyholder) by agreeing to compensate the policyholder if an uncertain future event (the insured event) occurs. This definition also includes reinsurance contracts that the Group holds.
Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its lifetime, even if the insurance risk reduces significantly during this year, unless all rights and obligations expire.
Life insurance contracts offered by the Group include retirement, disability and survival insurance, annuities and individual life which includes Investment Link insurance contracts. The non-life insurance contracts issued by the Group mainly include automobile, fire and allied lines, technical branches and healthcare.
Reinsurance:
The Group cedes insurance risk in the normal course of its operations for most of its businesses. Reinsurance assets represent balances due from reinsurance companies. Reinsurance ceded is placed on both a proportional and non-proportional basis.
Amounts recoverable from reinsurers are estimated in a consistent manner with the outstanding claims reserve or settled claims and ceded premiums, associated with the ceded policies and in accordance with the related reinsurance contracts.
Reinsurance assets are reviewed for impairment at each reporting date of the consolidated statement of financial position or more frequently when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.
Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.
The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts when applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the classification of the reinsured insurance contract.
Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.
Premiums and claims are presented as gross amounts for reinsurance ceded. Reinsurance assets or liabilities are written off when contractual rights are terminated or expire or when the contract is transferred to a third party.
Reinsurance contracts that do not transfer significant insurance risk are not material to the insurance segment.
Insurance receivables:
Insurance receivables are recognized when they are enforceable and measured on initial recognition at the fair value of the consideration received or receivable. Subsequent to initial recognition, insurance receivables are measured at amortized cost.
As of December 31, 2022 and 2021 the carrying amount of the insurance receivables is similar to their fair value due to their short term. The carrying amount of insurance receivables is reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The impairment loss is recorded in the consolidated statement of income. Insurance receivables are derecognized when the de-recognition criteria for financial assets, as described in Note 3(g), have been met.
“Investment Link” assets:
“Investment Link” assets represent financial instruments held for purposes of funding a group of life insurance contracts and for which investment gains and losses are allocated directly to the policyholders who bear the investment and reinvestment risk. Each account has specific characteristics, and the assets are carried at fair value. The balances of each account are legally segregated and are not subject to claims that arise out of any other business of the Group. The liabilities linked to these contracts are equal in amount to the assets that support them, net of the commissions that the Group charges for the management of these contracts.

Deferred acquisition costs (DAC):
It comprises the direct costs that originate with and are related to traditional life and Investment Link insurance contracts, which are deferred; all other acquisition costs are recognized as an expense when incurred. The direct acquisition costs comprise primarily agent commissions corresponding to the underwriting and policy issuance costs.
Subsequent to initial recognition, these costs are amortized on a straight-line basis based on the average expiration period of the related insurance contracts. Amortization is recorded in the consolidated statement of income.
DAC for general insurance and health products are amortized over the period in which the related revenues are earned.
DAC are derecognized when the related contracts are either settled or disposed of.
An impairment review is performed at the date of the consolidated statement of financial position or more frequently when an indication of impairment arises. When the recoverable amounts are less than the carrying amount an impairment loss is recognized in the consolidated statement of income. DAC is also considered in the liability adequacy test for each reporting period.
Reinsurance commissions:
Commissions on reinsurance contracts for ceded premiums are amortized on a straight-line basis over the term of the coverage of the related insurance contract.
Insurance contract liabilities:
(i)	Life insurance contract liabilities -

Life insurance liabilities are recognized when the term of the contract begins.
The technical reserves maintained by the Group include the reserves of all of the business lines, comprising both the mathematical reserves and those of ongoing risk, as well as the reserves for outstanding claims, settled claims, claim settlement costs, claims incurred but not reported, as applicable to each line.
Due to the nature of the business, the mathematical reserves of the pension lines represent the main part of the Group’s reserves, with the line of Life Annuities as the major source of reserves due to the important volume of premiums and as a result of having only single premiums. To determine the reserves of this business, the discounted present value of the expected future pensions, calculated on the basis of mortality tables and interest rates. Those are based on the asset portfolio which supports the liabilities. Additionally, the constituted reserves include the amount required to cover the maintenance expenses related to the administration of the payment of future pensions.
The mathematical reserves of the income lines are determined by the sum of the value discounted from future expected pensions to be paid during a defined period or not defined, calculated on the basis of the current mortality and morbidity tables, and the market discount interest rates of the investment portfolio. During 2018, the Group adopted the new mortality tables approved and published by the SBS through Resolution SBS No.886-2018. These tables reflect recent changes in the life expectancy.
The Group also uses discount rates in the measurement of income to reflect the market value in the measurement of insurance liabilities. As of December 31, 2022 and 2021, the Group uses the market rate for harvests of the portfolio of its financial assets for pension flows shifted by currency (market rates).
As of December 31, 2022 and 2021, the adjustments to the liabilities at each reporting date of the consolidated statement of financial position are recorded in the consolidated statement of income (due to the effects of the variations in the mortality tables) and in the consolidated statement of comprehensive income (due to the effect of the market rate), both effects are included in the consolidated statement of comprehensive income as of December 31, 2022 and 2021. The liability is derecognized when the contract expires, is discharged or is cancelled.
On the other hand, in the Individual Life business, the Group offers some products which are only risk related and others of risk and savings, the latter being those which comprise the highest percentage of reserves of the line. Risk and savings products can be differentiated between those with a guaranteed interest rate and others without guaranteed interest, the reserve for the first group being equal to the balance of the policy accounts plus the unaccredited surplus interest, and for the second group it is equal to the balance of the policy accounts. These accounts are established with the premiums collected, tax deductions, expenses and costs of insurance and the accreditation of interest based on the yield of the portfolio which supports said reserves.
Life insurance claims reserves include reserves for reported claims and estimates of incurred claims that havenot been reported (IBNR) to the Group. As of December 31, 2022 reserves for claims occurred and not reported were determined on the basis of the Chain Ladder methodology (a generally accepted actuarial method), whereby the weighted average of past claim development is projected into the future; this projection is based on the ratios of occurrence of accumulated past claims. Due to the COVID-19 pandemic, as of December 31, 2021 and 2020, IBNR reserves were calculated in two parts:
a) IBNR reserve for regular claims and
b) IBNR reserve for expected excess mortality (deaths above the average number of cases in the pre-pandemic months).
For part a) the IBNR reserves are determined based on the Chain Ladder methodology, maintaining the expected loss ratio of the periods prior to the pandemic and for part b) the IBNR reserves are determined based on the estimate of deaths in addition to the average (excess mortality) of each portfolio and subtracting additional claims to the average already reported to the Group. The excess mortality of each portfolio is calculated taking into account the excess mortality experienced in the country by geographic location and age ranges and the representation of the portfolio of policyholders in those same segments. It should be noted that, due to periods of social confinement and stoppage of certain activities, the claim report during 2022 and 2021 has shown greater delays than in previous years, which translates into an increase in IBNR and an increase in claims, likewise, it is reflected in the increase in the reserve for pending claims. In general, claim reserves have been estimated with prudential criteria due to the uncertainty in the loss ratio caused by the pandemic.
At each reporting date, an evaluation is carried out as to whether the life insurance liabilities are adequate, net of the related DAC, by means of a liability adequacy test as established by IFRS 4. As of December 31, 2022 and 2021, the Group’s Management concluded that the liabilities are sufficient and, therefore, they have not recognized any additional liability for life insurance contracts.
(ii)	Non-life insurance contract liabilities (which comprise general and healthcare insurance) -

Non-life insurance contract liabilities are recognized when contracts are entered into.
Claims reserves are based on the last estimated cost of all claims incurred but not settled at the date of the consolidated statement of financial position, whether reported or not, together with related claim handling costs and the expected reduction in value of salvage and other recoveries. Delays can be experienced in the notification and settlement of certain types of claims, therefore their ultimate cost cannot be known with certainty at the date of the consolidated statement of financial position.
Claims occurred but not reported are estimated and included in the provision (liabilities). The reserves for claims that have not been reported are determined based on the Chain Ladder methodology (a generally accepted actuarial method) that considers the statistical analysis of the experience in reporting claims of the Group, the expected costs of the claims to be reported and when appropriate, adjustments in the last estimated periods based on the frequency and/or severity of the cases to better reflect the current conditions.
During 2022 and 2021, the Group incorporated in the estimate of the reserve for incurred and unreported claims (IBNR) of the general insurance businesses, adjustments in the expected frequency of claims during the months of confinement, stoppage of transport and activities in the country, as well as the decrease in the insured portfolio that was later recovering its usual level.
In the case of Medical Assistance (AMED), the IBNR estimate included the estimate of regular claims and also the IBNR estimate for COVID claims, which had a different frequency and cost than regular claims.

No provision is recognized for stabilization or catastrophic reserves. The liability is written off when the contract expires, is eliminated or canceled.
Technical reserves for non-life insurance contracts comprise the provision for unearned premiums which represents premiums received for risks that have not yet expired. Generally, the reserve is liberated during the term of the contract and is recognized as premium income.
At each reporting date, the Group reviews the risk from outstanding claims and an existing liability adequacy test as laid out under IFRS 4, to determine whether there is any overall excess of expected claims over unearned premiums. If these estimates show that the carrying amount of the unearned premiums is inadequate, the deficiency is recognized in the consolidated statement of income by setting up a provision for liability adequacy. As of December 31, 2022 and 2021, Management determined that the liabilities were adequate; therefore, it has not recorded any additional liabilities for non-life insurance contracts.

Income recognition:
(i)	Gross premiums -

Life insurance contracts -
Gross premiums on life contracts are recognized as revenue when due from the policyholder. For single premium business, revenue is recognized on the date on which the policy is effective.
Non-life insurance contracts -
Gross non-life insurance direct and assumed premiums comprise the total premiums written and are recognized on the date of issue of the policy as a receivable. At the same time, a reserve is recorded for unearned premiums which represent premiums for risks that have not yet expired. Unearned premiums are recognized as income over the contract period which is also the coverage and risk period.
(ii)	Fees and commission income -

Investment Link insurance contract policyholders remunerate the Group for policy administration services, investment management services, surrenders and other contract fees. These fees are recognized as revenue in the consolidated statement of income in the period in which the services are provided.
Recognition of benefits, claims and expenses:
(i)	Benefits and claims -

The benefits and claims for life insurance contracts include the cost of all claims arising during the year including internal and external claim handling costs that are directly related to the processing and settlement of claims. Claims for death and disability claims are recorded based on notifications received. Pension payments are recognized when they accrue.

General and health insurance claims include all claims occurring during the year, whether reported or not, internal and external claim handling costs that are directly related to the processing and settlement of claims, a reduction for the value of salvage and other recoveries, and any adjustment to claims outstanding from previous years.
(ii)	Ceded premiums -

Comprise the total premiums payable for the coverage of the insurance contracts and are recognized on the date the insurance contract enters in policy commences. Unearned ceded premiums are deferred over the term of the underlying insurance contract.
(iii)	Reinsurance claims -

Reinsurance claims are recognized when the related gross insurance claim is recognized according to the terms of the relevant contract.
f)	Financial instruments: Initial recognition and subsequent measurement -

A financial instrument is any agreement that originates a financial asset of one entity and a financial liability or equity instrument of another entity.
The Group determined the classification of its financial instruments at the date of initial recognition.

All financial instruments are initially recognized at fair value plus the incremental costs related to the transaction that are directly attributable to the purchase or issue of the instrument, except in the case of financial assets or liabilities carried at fair value through profit or loss.
The purchases or sales of financial assets that require the delivery of the assets within a term established according to market regulations or conventions (regular market terms) are recognized on the negotiation date, in other words, the date in which the Group commits to purchase or sell the asset.
As of December 31, 2022 and 2021, the Group classified the financial assets in one of the categories defined by IFRS 9: financial assets at fair value through profit or loss, at fair value though other comprehensive income and at amortized cost, based on:
-	The business model for managing the financial assets and
-	The characteristics of the contractual cash flows of the financial asset.

Business model -
Represents how the financial assets are managed to generate cash flows and it does not depend on the Management’s intention with regard to an individual instrument. Financial assets can be managed for the purpose of i) obtaining contractual cash flows; ii) obtaining contractual cash flows and sale; or iii) others. In order to evaluate the business models, the Group considers:
-	The risks that affect the performance of the business model, and in particular, the way in which these risks are managed.
-	How the performance of the business model and the financial assets, held within this business model, are evaluated and informed to the key personnel of the Administration of the Group.

If the cash flows after initial recognition are carried out in a manner other than what is expected by the Group, the classification of the remaining financial assets maintained in this business model is not modified.
When the financial asset is maintained in the business models i) and ii), it requires the application of the “Solely Payments of Principal and Interest” test - “SPPI”.
SPPI Test (Solely Payments of Principal and Interest) -
This test consists in the evaluation of the cash flows generated by a financial instrument in order to verify if the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest. To adapt to this concept, the cash flows must solely include the consideration of the time value of money and the credit risk. If the contractual terms introduce risk exposure or cash flow volatility, such as the exposure to changes in the prices of capital instruments or the prices of raw materials, the financial asset is classified at fair value through profit or loss. Hybrid contracts must be evaluated as a whole, including all the integrated characteristics. The accounting of a hybrid contract that contains an embedded derivative is carried out jointly, in other words, the entire instrument is measured at fair value through profit or loss.
(i)	Financial assets at amortized cost -

A financial asset is classified at amortized cost if the following conditions are met:
-	It is held within a business model whose objective of which is to maintain the financial asset to obtain the contractual cash flows, and
-	The contractual conditions give rise, on specified dates, to cash flows that are solely payments of the principal and interest.

After their initial recognition, the financial assets of this category are valued at amortized cost, using the effective interest rate method, minus any credit loss provision. The amortized cost is calculated considering any discount or premium incurred in the acquisition and professional fees that constitute an integral part of the effective interest rate. Interests income is included in the item “Interest and similar income” of the consolidated income statement.
Financial assets at amortized cost include direct loans that are recorded when the disbursement of the funds in favor of the customers is carried out, and indirect (contingent) loans that are recorded when the documents that support said loan facilities are issued.

Furthermore, the Group considers as refinanced or restructured those credits that, due to difficulties in payment on the part of the debtor, change their payment schedule.

The impairment loss is calculated using the expected loss approach and recognized in the consolidated income statement in the item “Net gain on securities” for investments and in the item “Provision for credit losses on loan portfolio” for loans.
The balance of the financial assets, measured at amortized cost, is presented net of the provision for credit losses in the consolidated statement of financial position.
(ii)	Financial assets at fair value through other comprehensive income -

The financial assets that the Group maintains in this category are : a) investments in debt instruments, and b) investments in equity instruments, not for trading, irrevocably designated at initial recognition.
Investments in debt instruments -
A financial asset is classified and measured at fair value through other comprehensive income when the following conditions are followed:
-	The financial asset is maintained within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and
-	The contractual conditions give rise, on specified dates, to cash flows that are solely payments of principal and interest.

After their initial recognition, investments in debt instruments are measured at fair value, recording the unrealized gains and losses in the consolidated statement of comprehensive income, net of their corresponding income tax and non-controlling interest, until the investment is sold; upon which the accumulated profit or loss is recognized in the item “Net gain on securities” in the consolidated statement of income.
Interest is recognized in the consolidated statement of income in the item “Interest and similar income” and it is reported as interest income using the effective interest rate method.

When a debt instrument is designated in a fair value hedging relationship, any change in the fair value due to changes in the hedged risk is recognized in the item “Interest and similar income” of the consolidated statement of income.

Gains or losses from exchange differences related to the amortized cost of the debt instrument are recognized in the consolidated statement of income, and those related to the difference between the amortized cost and the fair value are recognized as part of the unrealized gain or loss in the consolidated statement of comprehensive income.
The estimated fair value of the investments in debt instruments is mainly determined based on quotations or, in their absence, based on the discounted cash flows using market rates in accordance with the credit quality and the maturity term of the investment.
The impairment loss of investments in debt instruments is calculated using the expected loss approach and is recognized in the consolidated statement of comprehensive income, charged to the item “Net gain on securities” in the consolidated statement of income, in this sense, it does not reduce the carrying amount of the financial asset in the consolidated statement of financial position, which is maintained at fair value. The impairment loss recognized in the consolidated statement of comprehensive income is reclassified to the consolidated statement of income when the debt instrument is derecognized.
Investments in equity instruments, not for trading, designated upon initial recognition (equity instruments designated at the initial recognition) -
At initial recognition, the Group can make an irrevocable choice to present the equity instruments, which are not for trading, but for strategic purposes, in the item “At fair value through other comprehensive income”.
After initial recognition, the equity investments are measured at fair value, recording the unrealized gains and losses in the consolidated statement of comprehensive income, net of their corresponding income tax and non-controlling interest, until the investment is sold, whereupon the accumulated gain or loss is transferred to the item “Retained earnings” in the consolidated statement of changes in equity; in other words, they are not subsequently reclassified to the consolidated statement of income.
As a result, the equity instruments classified in this category do not require a loss impairment evaluation.
Dividends are recognized when the collection right has been established and they are recorded in the item “Interest and similar income” in the consolidated statement of income.
(iii)	Financial assets at fair value through profit or loss -

Financial assets must be classified and measured at fair value through profit or loss, unless they are classified and measured at “Amortized cost” or “At fair value through other comprehensive income”.
The financial assets that the Group maintains in this category are: a) Investments in debt instruments, b) investments in equity instruments for trading purposes, c) financial assets designated at fair value through profit or loss from their initial recognition, and d) derivative financial instruments for trading purposes.
Debt instruments -
Said instruments are classified in this category since: a) they are maintained for trading purposes, or b) their cash flows are not solely payments of principal and interest.
After their initial recognition they are measured at fair value, recording the changes in “Net gain on securities” in the consolidated statement of income. Interests accrued are calculated using the contractual interest rate and recorded in the “Interest and similar income” item in the consolidated statement of income.
Equity instruments -
Equity instruments are classified and measured at fair value through profit or loss, unless an irrevocable choice is made, at the time of initial recognition, to designate them at fair value through other comprehensive income.
After their initial recognition, they are measured at fair value, recording the changes in the item “Net gains on securities” in the consolidated statement of income. The profit from dividends is recorded in the item “Interest and similar income” in the consolidated statement of income when the right to payment has been recognized.
Financial assets designated at fair value through profit or loss from initial recognition -
Upon initial recognition, Management can irrevocably designate financial assets as measured at fair value through profit or loss, if doing so eliminates or significantly reduces an incongruence of measurement or recognition that would otherwise arise from the measurement of the assets or liabilities or from the recognition of the profit and losses thereof on different bases.
After initial recognition they are measured at fair value, recording the changes in the consolidated statement of income.
As of December 31, 2022 and 2021 the Group classified the financial liabilities upon initial recognition as measured at amortized cost, except in the case of the financial liabilities at fair value through profit or loss. These liabilities include the derivatives measured at fair value.
The interest incurred is accrued in the item “Interest and similar expense” in the consolidated statement of income.
Furthermore, upon initial recognition, Management can irrevocably designate financial liabilities as measured at fair value through profit or loss when one of the following criteria is complied with:
-	An incongruence in the measurement is eliminated or significantly reduced, which would otherwise arise from using different criteria to measure assets or liabilities; or
-	They are part of a group of financial liabilities, which are managed and their yield is evaluated based on fair value, according to a documented investment strategy or risk management; or
-	The financial liability contains one or more embedded derivatives that otherwise significantly modify the required cash flows.

(iv)	Reclassification of financial assets and liabilities -

The reclassification of financial assets will take place as long as the business model that manages the financial assets is changed. This change is expected to be very rare. These changes are determined by approval of the Group's management as a result of external or internal changes, which must be significant for the Group's operations and demonstrable to third parties. Financial liabilities are never reclassified.

When the Group changes its business model for the management of financial assets, it will reclassify all affected financial assets prospectively from the reclassification date. The Group will not restate previously recognized gains, losses or interest (including gains or losses due to impairment of value).

If the Group reclassifies:
-
A financial asset from the amortized cost measurement category to fair value through profit or loss: its fair value will be measured on the reclassification date. Any gain or loss that arises from differences between the previous amortized cost of the financial asset and its fair value will be recognized in the result of the period.

-	A financial asset from the measurement category of fair value through profit or loss to that of amortized cost: its fair value on the reclassification date becomes its new carrying amount.

-
A financial asset from the amortized cost measurement category to fair value through other comprehensive income: its fair value will be measured on the reclassification date. Any gain or loss arising from differences between the prior amortized cost of the financial asset and its fair value will be recognized in other comprehensive income. The effective interest rate and the measurement of expected credit losses will not be adjusted as a result of the reclassification.

-
A financial asset from the measurement category of fair value through other comprehensive income to that of amortized cost, the financial asset will be reclassified at its fair value on the reclassification date. However, accumulated gains or losses previously recognized in other comprehensive income will be eliminated from equity and adjusted against the fair value of the financial asset on the reclassification date. As a result, the financial asset will be measured at the reclassification date as if it had always been measured at amortized cost. This adjustment affects other comprehensive income but not profit for the period.

-	A financial asset from the measurement category of fair value through profit or loss to fair value through other comprehensive income, the financial asset continues to be measured at fair value.

-
A financial asset from the measurement category of fair value through other comprehensive income to that of fair value through profit or loss, the financial asset continues to be measured at fair value.

The cumulative gain or loss previously recognized in other comprehensive income will be reclassified from equity to profit or loss for the period.
g)	De-recognition of financial assets and liabilities -

Financial assets:
A financial asset (or, where applicable, a part of a financial asset or a part of a group of similar financial assets) is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either the Group has transferred substantially all the risks and rewards of the asset, or the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Group has transferred its right to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement.
In that case, the Group also recognizes the associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of (i) the original carrying amount of the asset, and (ii) the maximum amount of consideration that the Group could be required to repay.
Financial liabilities:
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms (it does not pass the 10% test established in IFRS 9), or the terms of an existing liability are substantially modified, such exchange or modification is treated as a withdrawal of the original liability and the recognition of a new liability; the difference between the carrying amount of the original financial liability and the consideration paid is recognized in the consolidated statement of income.
h)	Offsetting financial instruments -

Financial assets and liabilities are offset, and the net amount is reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and Management has the intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
i)	Impairment of financial assets -

As of December 31, 2022 and 2021 the Group applies a three-stage approach to measure the provision for credit loss, using an impairment model based on the expected credit losses as established in IFRS 9, for the following categories:
-	Financial assets at amortized cost.
-	Debt instruments classified as investments at fair value through other comprehensive income, and
-	Indirect loans that are presented in risk accounts and contingent commitments.

The financial assets classified or designated at fair value through profit of loss and the equity instruments designated at fair value through other comprehensive income, are not subject to impairment evaluation.
Financial assets migrate through three stages according to the change in the credit risk from the initial recognition.
Impairment model of expected credit losses -
The calculations of credit losses are products of models with a series of underlying assumptions with regard to the choice of the variable inputs and their interdependencies. The impairment model for expected credit loss reflects the present value of all the cash deficit events related to the events of default, whether (i) during the following twelve months or (ii) during the expected useful life of a financial instrument depending on the impairment of the credit from the beginning. The expected credit loss reflects an unbiased result weighted by probability that considers a range of multiple outcomes based on reasonable and supportable forecasts.

The provisions for credit losses will be measured on each reporting date following a three-stage model of expected credit losses based on the degree of credit impairment from its origin:
-
Stage 1: Financial assets whose credit risk has not increased significantly since its initial recognition. A reserve will be recognized for losses equivalent to the credit losses expected to occur from defaults in the following 12 months. For those instruments with a maturity less than 12 months, a probability of default corresponding to the remaining term until maturity is used.

-
Stage 2: Financial assets that have presented a significant increase in credit risk compared with initial recognition, but are not considered impaired, a reserve will be recognized for losses equivalent to the credit losses expected to occur during the remaining life of the asset.

-
Stage 3: Financial assets with evidence of impairment on the reporting date, a reserve will be recognized for losses equivalent to the expected credit losses during the entire life of the asset. The interest income will be recognized based on the carrying amount of the asset, net of the loss reserve.

Measurement of the expected loss -
The measurement of the expected credit loss is mainly based on the product of probability of default (PD), loss given default (LGD), and exposure at default (EAD), discounted at the reporting date and considering the expected macroeconomic effects and all in accordance with the new regulation.
The details of these statistical parameters are the following:
-
PD: is an estimate of the probability of default in a determined time horizon. A default can only occur at a determined moment during the remaining estimated life, if the provision has not been previously derecognized and it is still in the loan portfolio.

-
LGD: is an estimate of the loss produced in the case a predetermined value is produced at a given time. It is based on the difference between the contractual cash flows owed and those that the lender would expect to receive, even after the liquidation of any guarantee. Generally, it is expressed as a percentage of the EAD.

-
EAD: is an estimate of the exposure on a future default date, which considers the changes expected in the exposure after the reporting date, including the reimbursements of principal and interest, whether programmed by contract or otherwise, and the interest accrued due to default payments.

The fundamental difference between the credit loss considered as Stage 1 and Stage 2 is the PD horizon. The estimates of Stage 1 use a 12-month horizon, while those situated in Stage 2 use an expected loss calculated with the remaining term of the asset and consider the effect of the significant increase in credit risk. Finally, Stage 3 will estimate the expected loss based on the best estimate (“ELBE”), according to the situation of the collection process of each asset.
Changes from one stage to another –
The classification of an instrument as stage 1 or stage 2 depends on the concept of “significant increase in credit risk” on the reporting date compared with the origination date; in this sense, the definition used considers the following criteria:
-	An account is classified in stage 2 if it has more than 30 days in arrears.

-
Thresholds for a significant increase in risk have been established based on absolute and relative thresholds that depend on the level of risk at which the instrument originated. The thresholds differ for each of the portfolios considered.

-	The follow-up systems, alerts and monitoring of risk portfolios are integrated, as established by the current risk policy in Wholesale and Retail Banking.

Additionally, all the accounts that are classified as default on the reporting date are considered as stage 3. Assesments of significant increase in risk since initial recognition and of credit impairment is performed independently at each reporting date. Assets can move in both directions, from one stage to another. See more detail in Note 34.1(c).
Prospective information -
The measurement of expected credit losses for each phase and the evaluation of significant increases in credit risk should consider information on past events and current conditions, as well as projections of future events and economic conditions. For the estimation of the risk parameters (PD, LGD, EAD), used in the calculation of the provision in phases 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested, which give a better prospective and systemic vision to the estimation, based on econometric techniques. These projections have a period of 3 years and, additionally, a long-term projection.
The estimate of the expected loss is a weighted estimate that considers three future macroeconomic scenarios. The base, optimistic and pessimistic scenarios are based on macroeconomic projections provided by the internal economic studies team and approved by Senior Management; these projections are made for the main countries where Credicorp operates. This same team also provides the probability of occurrence of each scenario. It should be noted that the design of the scenarios is reviewed quarterly and may be more frequent if the environmental conditions so require.
Macroeconomic factors -
In its models, the Group bases itself on a wide variety of prospective information such as economic inputs, including: the growth of the gross domestic product (GDP), unemployment rates, the base rates of the central bank, among others. It is possible that the inputs and models used to calculate the expected credit losses do not always capture all the market characteristics on the date of the financial statements. To reflect this, qualitative adjustments, or overlays such as temporary adjustments can be carried out using the opinion of experts.
Expected life -
For the instruments in Stage 2 or 3, the reserves for losses will cover the lifetime expected credit losses of the instrument. For the majority of instruments, the expected life is limited to the remaining term of the product, adjusted by expected advance payments. In the case of revolving products, an analysis was carried out in order to determine the expected life period.
Presentation of provision for credit losses in the consolidated statement of financial position -
-	Financial assets measured at amortized cost: as a deduction from the gross carrying amount of the financial assets.
-
Debt instruments measured at fair value through other comprehensive income: it does not recognize any provision in the statement of financial position because the carrying amount of these assets is their fair value; however, the expected credit loss is presented in other comprehensive income.

-	Indirect loans: the credit loss provision is presented in the item “Other liabilities” of the statement of financial position.

j)	Leases -

As of December 31, 2022 and 2021 the Group mainly maintains mainly leased premises, used as offices and agencies, and servers and technological platforms, which were registered in accordance with the provisions of IFRS 16 “Leases”. This standard considers that a contract is, or contains, a lease if the contract transfers the right to control the use of an identified asset for a period of time in exchange for a consideration.
Initial Recognition -
Leases are recorded in the consolidated statement of financial position as a right-of-use asset and a lease liability on the date the leased asset is available for use.

The right-of-use assets are initially recognized at cost including the following:
-	The amount of the initial measurement of the lease liability.
-	Any lease payment paid to the lessor before the start date or on the same date.
-	Direct costs incurred and costs for dismantling or rehabilitation, if any.

Lease liabilities include the present value of fixed payments and variable lease payments that are based on an index or rate. Lease payments that will be made under renewal options with reasonable certainty of being exercised are included in the measurement of the liability.
Lease payments are discounted using the interest rate implicit in the lease, if that rate could be determined easily, or the incremental interest rate by loans of the lessee, which is the interest rate that the lessee would have to pay for borrowing for a term similar, the funds necessary to obtain an asset of similar value asset by the right-of-use in a similar economic environment with similar terms, guarantees and conditions.
In determining the term of the lease, Management considers all the facts and circumstances that create an economic incentive to exercise the extension option, or not to exercise a termination option. Likewise, the estimation of the extension or termination options will be revalued only if an event or changes in the circumstances occur within the control of the entity that affects said estimate.
Subsequent recognition -
The right-of-use asset is generally depreciated in a straight-line basis during the shortest period of the asset’s useful life and the lease term. If the Group is reasonably certain of exercising a purchase option, the right-of-use asset depreciates over the useful life of the underlying asset.

The Group has chosen to measure the asset at cost less depreciation and accumulated impairment loss and adjusting any new measurement of the lease liability. Depreciation is calculated in a straight-line basis within the term of the lease.

The liability will be recorded at its amortized cost, that is, it will be increased to reflect the accrued interest, recognized in the item “Interest, returns and similar expenses” in the consolidated statement of income, and the fees paid will be subtracted.
Likewise, the balance of the liability will be reviewed in the following cases:
-	When there is a change in the expected amount to be paid under a residual value guarantee.
-	When there is a change in future lease installments to reflect the variation in an index or interest rate.
-	When there is a change in the terms of the lease.
-	When there is a change in the evaluation of an option to purchase the underlying asset.

The changes will be recorded as an adjustment of the lease liability and the right of use, unless the book value of the right of use has been reduced to zero, in which case it must be recorded against the consolidated statement of income.
Short-term leases with little significant value are recognized in a straight-line basis as an expense in the “Administrative expenses” in the consolidated statement of income.
The accounting treatment of lessors continues with a similar model to that of IAS 17; In that sense, lessors continue to perform a classification test to distinguish between financial and operating leases.
k)	Property, furniture and equipment -

Property, furniture and equipment are recorded at historical acquisition cost less accumulated depreciation and impairment losses, if applicable. Historical acquisition costs include expenditures that are directly attributable to the acquired property, furniture or equipment. Maintenance and repair costs are charged to the consolidated statement of income; significant renewals and improvements are capitalized when it is probable that future economic benefits, more than the originally assessed standard of performance, will flow from the use of the acquired property, furniture or equipment.
Land is not depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and other construction	33
Facilities	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

An item of property, furniture and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.

Assets’ residual value and the selected useful life are periodically reviewed to ensure that they are consistent with current economic benefits and life expectancy.
l)	Investment properties -

Investment properties are held for rentals, capital gains, or both rather than for: (a) use in the production or supply or goods or services or for administrative purposes; or (b) sale in the ordinary course of business. Property that is being constructed or developed for future use as investment property is recognized at cost before completion.
Investment properties are initially measured at fair value, which is the purchase transaction price, unless otherwise indicated. Transaction costs are included in the initial measurement, which includes the purchase price and any other cost directly attributable to the transaction.
For subsequent recognition, an entity shall choose as its accounting policy either the fair value model or the cost model and shall apply that policy to all its investment property. At the date of the consolidated financial statements, the Group has opted for keeping the cost model. Accordingly, investment properties are accounted for at their acquisition cost less accumulated depreciation and the accumulated impairment losses, if any.
An entity can opt for recognizing and depreciating separately the components of an investment property or as a single unit for recording and depreciation purposes. The Group recognizes as a single unit each of its investment properties and has estimated a useful life of 33 years for purposes of determining depreciation under the straight-line method.

Rental income is recognized as rents that are accrued under the related rental agreement; depreciation expenses as well as related expenses directly with the maintenance of the leased assets, they are recorded net in the item of “Other Income” in the consolidated statement of income.
m)	Seized assets, net -

Seized assets are recorded at the lower of cost or estimated market value, which is obtained from valuations made by independent appraisers. Reductions in book values are recorded in the consolidated statement of income.
n)	Business combination -

Business combinations made are accounted for using the acquisition method in accordance with IFRS 3 “Business Combination”, regardless of whether they are equity instruments or other acquired assets.
The acquisition cost is the sum of the consideration paid for the acquisition measured at fair value at the acquisition date and the amount of the share in the non-controlling interest acquired. For each business combination the Group decides whether to measure the non-controlling interest in the acquiree at fair value or at the proportional share in the identifiable net assets of the acquired. Acquisition-related costs are recognized as expenses and are included within “Administrative expenses” in the consolidated statement of income.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for its own classification and denomination according to the contractual terms, economic circumstances and prevailing conditions at the date of acquisition. This includes the separation of embedded derivative contracts signed by the acquiree.
Any contingency transferred by the acquirer is recognized at fair value at the acquisition date. The contingency classified as an asset or liability that is a financial instrument and is within the scope of IFRS 9 “Financial instruments”, is measured at fair value with changes recognized in the consolidated statement of income or consolidated statement of comprehensive income. If the contingency is not within the scope of IFRS 9, it is measured in accordance with the applicable IFRS. A contingency that is classified as equity should not be measured again and its subsequent settlement is accounted for within equity.

The acquisition of a non-controlling interest is recorded directly in net equity, any difference between the amount paid and the acquired net assets is recorded as an equity transaction. Accordingly, the Group recognizes no additional goodwill after the acquisition of the non-controlling interest, nor does it recognize any profit or loss from the disposal of the non-controlling interest.
If there is a contractual obligation to acquire the shares of the non-controlling interest through a put option, the Group will initially recognize a liability at fair value through profit or loss equivalent to the market value of the interest of the non-controlling interest against the account "Reserves and others” in equity. After its initial recognition, the liability is measured at fair value, recording the changes in the income statement until the option is exercised. If the option expires without being exercised, the liability is derecognized by adjusting the net equity.

Equity attributable to the non-controlling interest is shown separately in the consolidated statement of financial position. Profit attributable to the non-controlling interest is shown separately in the consolidated statement of income and consolidated statement of comprehensive income.

If a business combination achieved in stages, the acquisition date and the value of the previous participation of the acquirer is measured again at a fair value at the date of acquisition. The gains or losses arising from such remedy are recognized in profit or loss. Likewise, in accordance with IFRS 3, from the date of acquisition of a company that isn't under common control, the acquirer has a subsequent 12-month period to be able to adjust the initial recognition of goodwill. During 2022 the Group has not carried out business combinations of acquired entities.

Combinations of entities under common control -
A business combination between entities or businesses under common control is outside the scope of IFRS 3, because it comprises a business combination in which all the entities or businesses that are combined are controlled, ultimately, by the same part or parts, before and after the business combination. In these transactions, the Group recognizes the assets acquired under the interest unification method, whereby the assets and liabilities of the combined companies are reflected at their book values and no goodwill is recognized as a result of the combination.
The consolidated financial statements of the Group have been presented considering the aforementioned. See Note 2(a).
o)	Intangible assets -

Comprise internally developed and acquired software licenses used by the Group. Acquired software licenses are measured upon initial recognition at cost and are amortized using the straight-line method over their estimated useful life (between 3 and 5 years).
Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight-line method over their estimated useful life as follows:
Estimated useful life in years

Customer relationship - Prima AFP (AFP Unión Vida)	20.0
Customer relationship - Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Customer relationship - Edyficar Peru	10.0
Customer relationship - Mibanco	7.0
Customer relationship - Ultraserfinco	9.2
Brand - Mibanco	25.0
Brand - Culqi	5.0
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0
Core deposits - Mibanco	6.0
Others	Between 3.0 and 7.5

The period and the amortization method, for intangible assets are reviewed at the end of each period. If the expected useful life differs from previous estimates, the amortization period will be changed accordingly. If there has been a change in the expected pattern of conduct of the future economic benefits embodied in the asset, the amortization method shall be amended to reflect these changes.
Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of income when the asset is derecognized.
p)	Goodwill -

Goodwill is the excess of the aggregate of the consideration transferred and the fair value recognized for the acquisition of the net value of the identifiable net assets acquired and liabilities assumed. If the fair value of the net assets acquired exceeds the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (CGU) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to these units.
If goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill and the disposed assets are included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU is less than it’s carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
q)	Impairment of non-financial assets -

The Group assesses at each reporting date, whether there is an indicator that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the value of the asset or the CGU less costs to sell and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.
When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are considered, if any. If this kind of transactions cannot be identified, an appropriate valuation model is used. These calculations are verified against valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.
For non-financial assets, excluding goodwill, an assessment is made at each reporting date of whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group estimates the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized.
The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of income.
r)	Due from customers on banker’s acceptances -

Due from customers on banker’s comprises accounts payable from customers for import and export transactions, whose obligations have been accepted by the Group. The obligations that must be assumed by the Group for such transactions are recorded as liabilities.
s)	Financial guarantees -

In the ordinary course of business, the Group issues financial guarantees, such as letters of credit, guarantees and banker’s acceptances. Financial guarantees are initially recognized at fair value, which is equivalent to the commission initially received, also, letters of credit and guarantees are recorded in the item “Other liabilities” in the consolidated statement of financial position and banker’s acceptances are presented in the consolidated statement of financial position. Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization recognized in the consolidated statement of income, and the best estimate of expenditure required to settle any financial obligation arising as a result of the financial guarantee.
Any increase in the liability relating to a financial guarantee is included in the consolidated statement of income. The commission received is recognized in “Commissions and fees” in the consolidated statement of income on a straight-line basis over the life of the granted financial guarantee.
t)	Provisions -

Provisions are recognized when the Group has a present obligation (legal or implicit) as a result of a past event, and it is probable that resources embodying economic benefits will be required to settle said obligation and the amount can be reliable determined.
The expense relating to any provision is presented in the consolidated statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the specific risks of the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
u)	Contingencies -

Contingent liabilities are not recognized in the consolidated financial statements. They are disclosed in the notes, unless the probability of an outflow of resources is remote. Contingent assets are not recorded in the financial statements; they are disclosed if it is probable that an inflow of economic benefits will be realized.
v)	Income tax -

Income tax is computed based on the individual financial statements of each of the Group’s members.
Deferred income tax reflects the effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts determined for tax purposes. Deferred assets and liabilities are measured using the tax rates expected to be applied to taxable income in the years in which temporary differences are expected to be recovered or eliminated. The measurement of deferred assets and deferred liabilities reflects the tax consequences that arise from the manner in which Credicorp and its Subsidiaries expect, at the date of the consolidated statement of financial position, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets and liabilities may change, even though there is no change in the amount of the related temporary differences, due to a change in the income tax rate. In this case, the resulting change in deferred tax, corresponding to the change in rate, will be recognized in profit or loss, except to the extent that it relates to items previously recognized outside of the consolidated income statement (either in other comprehensive income or directly in equity).
Deferred tax assets and liabilities are recognized regardless of when the timing differences are likely to reverse. Deferred tax assets are recognized when it is likely to exist sufficient tax benefits for the application of temporary difference. At the date of the consolidated statement of financial position, Credicorp and its Subsidiaries assess unrecognized deferred assets and the carrying amount of recognized deferred assets.
Credicorp and its Subsidiaries determine their deferred income tax based on the tax rate applicable to their undistributed earnings; any additional tax on dividend distribution is recorded on the date a liability is recognized.

Deferred tax assets and liabilities are offset if there is a legal right of offset, and the deferred taxes are related to the same taxpaying entity and the same tax authority.
w)	Earnings per share -

Basic earnings per share is calculated by dividing the net profit for the year attributable to Credicorp’s equity holders by the weighted average number of ordinary shares outstanding during the year, excluding the average number of ordinary shares purchased and held as treasury stock.

Diluted earnings per share is calculated by dividing the net profit attributable to Credicorp’s equity holders by the weighted average number of ordinary shares outstanding during the year, excluding the average number of ordinary shares purchased and held as treasury stock, plus the weighted average number of ordinary shares that would have been issued if all potential ordinary shares with dilutive effect have been converted into ordinary shares.
x)	Share-based payment transactions -

The cost of the Group’s remuneration plan is recognized, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (‘the vesting date”).
The cumulative expense recognized for equity-settled liquidations at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense is recorded in “Salaries and employee benefits” in the consolidated statement of income.
When the terms of a share-based liquidation are modified, the minimum expense recognized is maintained as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or which is otherwise beneficial to the employee as measured at the date of modification.
The dilutive effect of the shares granted under this plan is reflected as a share dilution in the computation of diluted earnings per share, see paragraph (w) above.
y)	Derivative financial instruments and hedge accounting -

Trading -
The Group negotiates derivative financial instruments in order to meet its customers needs. The Group may also take positions with the expectation of profiting from favorable movements in prices, rates or indexes.
Part of the transactions with derivatives, which provide effective economic hedges under the Group’s risk management positions, do not qualify for hedge accounting under the specific rules of IFRS 9 and are, therefore, treated as trading derivatives.

Derivative financial instruments are initially recognized at fair value in the consolidated statement of financial position and subsequently are remeasured at fair value. Fair values are estimated based on the market exchange and interest rates. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative. Gain and losses for changes in their fair value are recorded in the consolidated statement of income.
Hedging -
The Group uses derivative instruments to manage exposures to interest rate and foreign currency. To manage particular risks, the Group applies hedge accounting for transactions which meet the specified criteria.
In accordance with IFRS 9, to qualify as hedging operations, all the following conditions must be met:
-	The hedging relationship consists only of hedging instruments and eligible hedged items.
-
At the inception of the hedging relationship, there is a designation and formal documentation of the hedging relationship and the entity's risk management objective and strategy for undertaking the hedging. That documentation will include identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and how the entity will assess whether the hedging relationship meets the hedge effectiveness requirements.

-	The hedge relationship meets all the following hedge effectiveness requirements:

-	There is an economic relationship between the hedged item and the hedging instrument.
-	The effect of credit risk does not predominate over the changes in value that come from that economic relationship.
-
The coverage ratio of the hedging relationship is the same as that derived from the amount of the hedged item that the entity actually hedges and the amount of the hedging instrument that the entity actually uses to hedge that amount of the hedged item.

The accounting treatment is established based on the nature of the hedged item and compliance with hedging criteria.
i)	Cash flow hedges -

The effective portion of the accumulated gain or loss on the hedging instrument is recognized directly as part of other comprehensive income in “Cash flow hedge reserve” in the consolidated statement of changes in equity, and it is reclassified to the consolidated statement of income in the same period or periods in which the covered operation affects results; that is, when income or financial expenses related with coverage are registered, or when a forecasted transaction occurs.
The part of the gain or loss in derivatives that represents the ineffective portion is recognized immediately in the consolidated statement of income.
Amounts originally recognized in other comprehensive income and subsequently reclassified to the consolidated statement of income are registered as expenses or income in the cases in which the hedged item is reported.
If the forecasted transaction or firm commitment is no longer expected to occur, the accumulated gain or loss previously recognized in the cash flow hedge reserve is transferred to the consolidated statement of income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, any unrealized accumulated gain or loss previously in the cash flow hedge reserve remains in said reserve until the planned transaction or firm commitment affects profit or loss. At the same time, the derivative is recorded as a trading derivative.
ii)	Fair value hedges -

The change in the fair value of a fair value hedge and the change in the fair value of the hedged item attributable to the risk hedged are recorded as a part of the carrying amount of the hedged item and recognized in the consolidated statement of income.
For fair value hedges relating to items carried at amortized cost, any adjustment to the carrying amount of these items, as a result of discontinuation of the hedge, will be amortized through the consolidated statement of income over the remaining life of the hedge. Amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.
If the hedged item is derecognized, the unamortized fair amount is recognized immediately in the consolidated statement of income.
The hedge relationship is terminated when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated. For fair value hedges related to items recorded at amortized cost, the difference between the carrying value of the hedged item on termination and the face value is amortized over the remaining term of the original hedge using the effective interest rate. If the hedged item is derecognized, the unamortized fair value adjustment is recognized immediately in the consolidated statement of income. At the same time, the derivative is recorded as a trading derivative.
iii)	Hedges of net investments in foreign businesses -

Hedges of net investments in foreign operations are recognized for in a similar manner to cash flow hedges.
Any gain or loss on the hedging instrument related to the effective portion of the hedge is recognized in other comprehensive income and accumulated in the item “Exchange differences on translation of foreign operations” in the consolidated statement of changes in net equity. The gain or loss related to the ineffective portion is recognized immediately in the consolidated statement of income under “Other income” or “Other expenses”.
Accumulated gains and losses in the consolidated statement of changes in net equity are reclassified to the consolidated statement of income when the net investment abroad is disposed or sold partially.
iv)	Embedded derivatives -

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contract and said host contract is not held for trading or designated at fair value through profit or loss.
z)	Fair value measurement -

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. Also, the fair value of a liability reflects its non-performance risk.
When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level of input used that is significant to the fair value measurement as a whole:

- Level 1:	Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

- Level 2:	Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

- Level 3:	Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
Also, fair value of financial instruments measured at amortized cost is disclosed in Note 34.8(b).
aa)	Segment reporting -

The Group reports financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specified criteria.
Operating segments are a component of an entity for which separate financial information is available that is evaluated regularly by the entity’s Chief Operating Decision Maker (“CODM”) in making decisions about how to allocate resources and in assessing performance. The Group reported, financial information is required to be reported on the same basis as it is used internally for evaluating operating segments’ performance and deciding how to allocate resources to segments, Note 31.
ab)	Fiduciary activities, fund management of funds and pension funds -

The Group provides custody, trustee, investment management and advisory services to third parties that result in the holding of assets on their behalf. These assets and income arising thereon are excluded from these consolidated financial statements, as they are not assets of the Group, Note 34.9.
Commissions generated for these activities are included as “Commissions and fees” in the consolidated statement of income.
ac)	Cash and cash equivalents -

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise balances of cash and non-restricted balances with central banks, overnight deposits, interbank funds, time deposits with maturities of three months or less from the date of acquisition, excluding restricted cash, see Note 4(a).
Cash collateral pledged as a part of a repurchase agreement is presented in “Cash collateral, reverse repurchase agreement and securities borrowings” in the consolidated statement of financial position, see Note 5(a).
Cash collateral pledged in the negotiation of derivative financial instrument and others are presented in “Other assets” in the consolidated statement of financial position, See Note 13.

ad)	Repurchase and reverse repurchase agreements and securities lending and borrowing –

Securities sold under repurchase agreements at a specified future date are not derecognized from the consolidated statement of financial position as the Group retains substantially all of the risks and rewards of ownership. The cash received is recorded as an asset in “Cash and due from banks” and the corresponding obligation to return it is recognized too, including accrued interest, as a liability in “Payables from repurchase agreements and securities lending”, reflecting the transaction’s economic substance as a loan to the Group. The difference between the sale and repurchase price was treated as interest expense and accrued over the life of the agreement using the effective interest rate and was recognized in “Interest and similar expenses” in the consolidated statement of income.

As part of this transaction the Group grants assets as collateral. When the counterparty receives securities and has the right to sell or re-pledge, the Group reclassifies those securities in “Investments at fair value through other comprehensive income pledged as collateral” or “Amortized cost investments pledged as collateral”, as appropriate, in the consolidated statement of financial position. When the counterparty receives cash as collateral that will be restricted until the maturity of the contract, the Group reclassifies the cash in “Cash collateral, reverse repurchase agreements and securities borrowings” in the consolidated statement of financial position, which includes accrued interest that is calculated according to the effective interest rate method. Likewise, when the counterparty receives a loan portfolio, the Group maintains these loans in "Loan portfolio, net" in the statement of financial position, whose control is kept in off-balance sheet accounts.

On the other hand, securities purchased under reverse repurchase agreements on a specified future date are not recognized in the consolidated statement of financial position. Cash granted is recorded as an outgoing asset in “Cash and due from banks” account and the corresponding right to charge it, including accrued interest, is recorded in “Cash collateral, reverse repurchase agreements and securities borrowing”, reflecting the transaction’s economic substance as a loan granted by the Group. The difference between the purchase and resale price is recorded in “Interest and similar income” in the consolidated statement of income and is accrued over the life of the agreement using the effective interest rate method.

If securities purchased under reverse repurchase agreement are subsequently sold to third parties, the obligation to return the securities is recorded as a short sale in the consolidated statement of financial position as “Financial liabilities at fair value through profit or loss” and measured at fair value, with any gains or losses included in the consolidated statement of income as “Net gain on securities”.

Loans and borrowing transactions are usually collateralized by securities. The transfer of the securities to counterparties is only reflected in the consolidated statement of financial position if the risks and rewards of ownership are also transferred.

ae)	International Financial Reporting Standards issued but not yet effective -

The Group decided not to early adopt the following standards and interpretations that were issued but are not effective as of December 31, 2022:
(i)	IFRS 17 “Insurance Contracts” -

IFRS 17 was issued in May 2017 as a replacement for IFRS 4 "Insurance Contracts". This standard requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the components of:
-	Discounted probability weighted cash flows.
-	An explicit risk adjustment, and.
-	A contractual service margin that represents the unearned technical utility of the contract which is recognized as revenue during the coverage period.

IFRS 17 applies to all types of insurance contracts (life insurance, non-life insurance and reinsurance), regardless of the type of entities that issue them, as well as certain guarantees and financial instruments with certain characteristics of discretionary participation. The general objective of IFRS 17 is to provide an accounting model that is more useful and uniform for insurance entities. Unlike IFRS 4, which relies heavily on the application of existing local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects.

IFRS 17 will imply fundamental changes in the recognition, measurement, presentation and disclosure of information in insurance and reinsurance contracts, as well as in their related processes. Insurance contracts combine financial and service characteristics, and in many cases, generate long-term variable cash flows. To adequately reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the results of the insurance contract, during the period in which the service is provided, and requires the separate presentation of the financial results of the results of the provision of the service, allowing the Companies, through the election of an accounting policy option, to recognize such financial results in the income statement or in other comprehensive income.

Under strict governance and participation of the units involved in the processes involved, the Group has made adjustments to its processes, architecture, controls and corporate governance in order to implement the standard, as well as have the necessary financial and management reports.

In this process, the Group made the decision to use the computer platform of the provider specialized in insurance business worldwide, Fidelity National Information Services - FIS, and has been supported by renowned international consultants. The implementation includes extensive tests carried out and related to the validation of insurance contracts under IFRS 17 in order to ensure the accuracy and completeness of the information to be recorded in the Financial Statements.

The adoption of IFRS 17 will have the following impacts depending on the type of risk in which the Group operates:

Equity Risks:

The Group expects a reduction in insurance liabilities as a result of the projection of the claims reserve and its subsequent discount, and a low impact is estimated given the current interest rate environment, as well as the nature of this risk insofar as to the duration of the reservation.

Life Risks:

Regarding the Life businesses, the Group considers that there will be an increase in insurance liabilities due to the effect of interest rates and also, mainly, due to the establishment of an explicit future profit margin known as the contractual service margin.

The Group decided to recognize market changes in interest rates in equity. The choice reflects how the Group accounts for its financial assets under IFRS 9.

IFRS 17 is effective from the financial statements beginning on January 1, 2023, and the effects of applying it for the first time will be recognized in our consolidated statement of financial position on January 1, 2023, date of initial application, restating the financial information of the comparative period.

Based on current estimates, the adoption of IFRS 17 is not expected to have a significant impact on net equity on January 1, 2023.

(ii)	Disclosure of Accounting Policies – Amendments to IAS 1 and Practice Statement No 2 -

IAS stipulated that “significant” accounting policies must be disclosed. With this amendment, there is a specification that disclosure must be for “material” accounting policies. This amendment incorporates the definition of what is considered “information on material accounting policies” and explains how to identify this type of information. Additionally, the amendment clarifies that it is not necessary to divulge information on immaterial accounting policies and if the same is divulged, it should not create confusion about what truly constitutes important accounting information.  Consistently, Practice Statement No 2 was also amended to express judgements on materiality to provide a guide to apply the concept of materiality in accounting policy disclosures.

These amendments will be effective for the annual reporting periods beginning on or after January 1, 2023 with early adoption permitted.

The Group is currently assessing the impact on the disclosure of the accounting policies.

(iii)	Amendments to IAS 8 - Definition of Accounting Estimates –

This amendment clarifies how to distinguish changes in accounting policies from changes in accounting estimates. The distinction is important when defining accounting treatment given that changes in accounting estimates recognize future transactions and events prospectively while changes in accounting policies generally apply to past transactions and events retroactively, as is the case with the current period.

Amendments will be in effect for the annual periods reported beginning on or after January 1, 2023 and anticipated adoption is permitted.

The Group is currently assessing the impact that this amendment will have on its consolidated financial statements.

(iv)	Amendments to IAS 12, Deferred Tax related to Assets and Liabilities Arising from a Single Transaction –

These amendments specify that deferred taxes that arise from a single transaction should be recognized if, in their initial recognition, temporary taxable differences and deductibles for the same value arise.  This will generally apply to transactions such as leasing (for lessees) and obligation to dismantle or remediate in those situations that will require recognition of deferred tax assets and liabilities. These amendments must apply to transactions that occur on or after the beginning of the comparative period presented. Additionally, it is necessary to recognize deferred tax assets (to the extent that it is probable that they will be utilized) and deferred tax liabilities at the beginning of the first comparative period for all deductible or taxable temporary differences associated with:

-	Right of use assets and lease liabilities, and
-	Liabilities for dismantling, restoration and similar and the corresponding contributions are recognized as part of the cost of related assets.

The accumulated effect of these adjustments is recognized in retained earnings or through another component of equity as applicable.

Previously, IAS 12 did not establish any particular accounting treatment for the tax effects of leases that are recognized in the balance sheet and for similar transactions; as such, different approaches are considered acceptable. The entities that are already recognizing deferred taxes on these transactions will not see impacts on their financial statements.

Amendments will be effective for the annual reported periods beginning or after January 1, 2023 and anticipated adoption is permitted.

The Group is currently assessing the impact that this amendment may have on their consolidated financial statements.

(v)	Amendment to IFRS 10 and IAS 28 - Sale or contribution of assets that takes place an investor and its associate or joint venture -

The IASB has made modifications of limited scope to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”.

Amendments clarify the accounting treatment of asset sales or contributions between an investor and its associates or joint ventures. They further confirm that the accounting treatment will depend on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a "business" (as defined in IFRS 3 "Business Combinations"). When non-monetary assets constitute a business, the investor will recognize the total gain or loss from the sale or contribution of the assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only in proportion to the investment of the other investors in the joint venture associate. These modifications will be applied prospectively.

In December 2015, IASB decided to postpone the date of application of this amendment until its research project on the equity method has been completed.

Amendments will be effective for annual reporting periods on or after January 1, 2023 and should be applied retrospectively to property, plant and equipment that are made available for use on or after the beginning of the first period in which the entity first applies the amendment.

The Group is currently assessing the impact that this amendment may have on their consolidated financial statements.

There are no other standards and amendments to standardsthat have not yet become effective and are expected to have a significant impact on the Group, either in the current or future periods, as well as on foreseeable future transactions.